Joint Venture Acquisition Obligation - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011	Dec. 31, 2007
Related Party Transaction [Line Items]
Initial acquisition obligation to joint venture			$ 7,500,000,000
Time period for contribution			10 years
Quarterly principal and interest payments for joint venture acquisition obligation		237,000,000
Short-term portion of principal obligation amount	732,000,000	732,000,000
Principal payment for joint venture obligation		$ 695,000,000
Fixed-rate on joint venture acquisition obligation		5.30%
Percentage of quarterly interest payment as capital contribution	50.00%